FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]

16) FINANCIAL LIABILITIES

As of December 31, 2017 and 2018 all the financial liabilities of the Company are classified as other financial liabilities at amortized cost, except for the derivative financial instruments and options for acquisitions of NCI that are classified as financial liability at fair value through profit or loss.

The payments schedule for other financial liabilities, trade and other payables and liabilities at December 31, 2017 and 2018, including estimated future interest payments, calculated based on interest rates and foreign exchange rates applicable as at December 31, 2017 and 2018 are as follow:

2017	Thousands of U.S. dollars
	Maturity (years)
	2018	2019	2020	2021	2022	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	24,500	424,500	-	522,500
Brazilian bonds—Debentures	5,943	5,566	5,276	4,901	4,458	2,026	28,170
Finance leases	5,128	4,261	1,907	887	442	-	12,625
Bank borrowings	30,994	24,225	4,373	558	438	-	60,588
Trade and other payables	208,532	8,094	-	-	-	-	216,626
Total financial liabilities	275,097	66,646	36,056	30,846	429,838	2,026	840,509

2018	Thousands of U.S. dollars
	Maturity (years)
	2019	2020	2021	2022	2023	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	424,500	-	-	498,000
Brazilian bonds—Debentures	4,698	4,378	4,091	3,759	1,721	-	18,647
Finance leases	3,785	1,691	794	384	-	-	6,654
Bank borrowings	36,176	3,726	474	372	-	-	40,748
Trade and other payables	184,886	14,391	-	-	-	-	199,277
Total financial liabilities	254,045	48,686	29,859	429,015	1,721	-	763,326